Share-Based Compensation - RSU and PSU Activity (Details)	12 Months Ended
	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares
Restricted Share Units (RSU)
Number of RSUs (in millions)
Outstanding at beginning of period (in shares) | shares	4,100,000	3,200,000
Granted (in shares) | shares	3,500,000	2,400,000
Forfeited (in shares) | shares	(300,000)	(400,000)
Exercised (in shares) | shares	(2,200,000)	(1,100,000)
Outstanding at end of period (in shares) | shares	5,100,000	4,100,000
Weighted average grant date fair value
Outstanding at beginning of period (in USD per share) | $ / shares	$ 58.87	$ 54.39
Granted (in USD per share) | $ / shares	52.37	62.94
Forfeited (in USD per share) | $ / shares	56.82	55.35
Exercised (in USD per share) | $ / shares	54.64	55.28
Outstanding at end of period (in USD per share) | $ / shares	$ 55.57	$ 58.87
Performance Share Units (PSU)
Number of RSUs (in millions)
Outstanding at beginning of period (in shares) | shares	1,200,000	500,000
Granted (in shares) | shares	800,000	900,000
Forfeited (in shares) | shares	0	(200,000)
Exercised (in shares) | shares	(200,000)
Outstanding at end of period (in shares) | shares	1,800,000	1,200,000
Weighted average grant date fair value
Outstanding at beginning of period (in USD per share) | $ / shares	$ 69.96	$ 70.91
Granted (in USD per share) | $ / shares	53.50	69.73
Forfeited (in USD per share) | $ / shares	69.88	69.90
Exercised (in USD per share) | $ / shares	70.23
Outstanding at end of period (in USD per share) | $ / shares	$ 62.46	$ 69.96